UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 03, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $851,263 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    35679   593653 SH       SOLE                   425942            167711
ABB Ltd- Spon ADR           COM                 000375204    16516  1046630 SH       SOLE                   741635            304995
ABB Ltd- Spon ADR           COM                 000375204     3790   240200 SH       DEFINED 01             240200
Accenture Ltd.              COM                 G1150G111    24536   733286 SH       SOLE                   519438            213848
Accenture Ltd.              COM                 G1150G111     4350   130000 SH       DEFINED 01             130000
Aetna Inc.                  COM                 00817Y108      250    10000 SH       SOLE                    10000
Aetna Inc.                  COM                 00817Y108     3757   150000 SH       DEFINED 01             150000
Agilent Technologies Inc.   COM                 00846u101    19589   964508 SH       SOLE                   688315            276193
Agilent Technologies Inc.   COM                 00846u101     2986   147000 SH       DEFINED 01             147000
Air Products & Chemicals    COM                 009158106     6459   100000 SH       DEFINED 01             100000
Allegheny Technologies Inc  COM                 01741R102    19642   562326 SH       SOLE                   398660            163666
Apache Corporation          COM                 037411105    18048   250146 SH       SOLE                   184002             66144
Baker Hughes Inc.           COM                 057224107    10271   281872 SH       SOLE                   198454             83418
Bank of America Corp.       COM                 060505104    12687   961110 SH       SOLE                   671026            290084
Bank of America Corp.       COM                 060505104     3960   300000 SH       DEFINED 01             300000
Baxter International Inc.   COM                 071813109     6620   125000 SH       DEFINED 01             125000
Baxter International Inc.   COM                 071813109    24838   469001 SH       SOLE                   333030            135971
Cameron International Corp. COM                 13342B105    39031  1379181 SH       SOLE                   948851            430330
Cameron International Corp. COM                 13342B105    11320   400000 SH       DEFINED 01             400000
Cardinal Health Inc.        COM                 14149Y108    22405   733394 SH       SOLE                   518485            214909
Carnival Corp.              COM                 143658300    25055   972240 SH       SOLE                   686295            285945
Carnival Corp.              COM                 143658300     2577   100000 SH       DEFINED 01             100000
Cisco Systems Inc.          COM                 17275R102     1864   100000 SH       DEFINED 01             100000
Citigroup Inc.              COM                 172967101       59    20000 SH       SOLE                    20000
CVS/Caremark Corp.          COM                 126650100    37101  1164125 SH       SOLE                   824020            340105
CVS/Caremark Corp.          COM                 126650100     3187   100000 SH       DEFINED 01             100000
Eaton Corp.                 COM                 278058102    21354   478674 SH       SOLE                   337656            141018
eBay Inc.                   COM                 278642103     1713   100000 SH       DEFINED 01             100000
Goldman Sachs Group Inc.    COM                 38141G104     7372    50000 SH       DEFINED 01              50000
Goldman Sachs Group Inc.    COM                 38141G104    47851   324544 SH       SOLE                   222988            101556
Harris Corp.                COM                 413875105    13971   492647 SH       SOLE                   348139            144508
Hewlett-Packard Company     COM                 428236103    45044  1165440 SH       SOLE                   825389            340051
Hewlett-Packard Company     COM                 428236103     5797   150000 SH       DEFINED 01             150000
Honeywell Intl Inc.         COM                 438516106    12902   410885 SH       SOLE                   291440            119445
Honeywell Intl Inc.         COM                 438516106     3140   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    14354  1220537 SH       SOLE                   872098            348439
Microsoft Corp.             COM                 594918104    20387   857695 SH       SOLE                   605147            252548
Nike Inc. Cl B              COM                 654106103    41502   801505 SH       SOLE                   565650            235855
Nokia Corp-Spon ADR         COM                 654902204    17313  1187472 SH       SOLE                   849869            337603
Oaktree Captial Group LLC   COM                 674001102     2025   112500 SH       DEFINED 01             112500
Quest Diagnostics           COM                 74834L100    39700   703520 SH       SOLE                   496330            207190
Regions Financial Corp      COM                 7591ep100      505   125000 SH       DEFINED 01             125000
Schlumberger Ltd.           COM                 806857108    29196   539573 SH       SOLE                   380943            158630
Starwood Hotels & Resorts   COM                 85590a401     7414   333945 SH       SOLE                   235775             98170
Textron Inc.                COM                 883203101     9607   994495 SH       SOLE                   704220            290275
Textron Inc.                COM                 883203101     2423   250799 SH       DEFINED 01             250799
Thermo Fisher Scientific    COM                 883556102      204     5000 SH       SOLE                     5000
Thermo Fisher Scientific    COM                 883556102     3058    75000 SH       DEFINED 01              75000
Union Pacific Corp.         COM                 907818108    19910   382440 SH       SOLE                   269445            112995
United Parcel Service Inc.  COM                 911312106    19676   393606 SH       SOLE                   279160            114446
United Technologies Corp.   COM                 913017109    22174   426755 SH       SOLE                   301346            125409
United Technologies Corp.   COM                 913017109     5196   100000 SH       DEFINED 01             100000
USG Corp.                   COM                 903293405     7542   748913 SH       SOLE                   528290            220623
USG Corp.                   COM                 903293405     2040   202600 SH       DEFINED 01             202600
WABCO Holdings Inc.         COM                 92927K102    12291   694415 SH       SOLE                   493302            201113
Walt Disney Co.             COM                 254687106    14301   612990 SH       SOLE                   431485            181505
Wells Fargo & Co.           COM                 949746101    23348   962398 SH       SOLE                   698230            264168
XTO Energy Inc.             COM                 98385x106    21376   560450 SH       SOLE                   396960            163490